CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ 319	[1]	$ 246	[1]	$ 242
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	169		158		145
Recognition, refund and collection of revenue accruals and deferrals — including accrued interest	34		(2)		(54)
Deferred income tax expense	195	[2]	219	[3],[4]	77
Allowance for equity funds used during construction	(33)		(35)		(28)
Expense for the accelerated vesting of share-based awards associated with the Merger	0		41		0
Other	11		30		22
Changes in assets and liabilities, exclusive of changes shown separately:
Accounts receivable	(17)		(2)		(1)
Current regulatory assets	29		(29)		0
Income tax receivable	0		(17)		0
Other current assets	0		(4)		2
Accounts payable	(3)		5		(7)
Accrued compensation	14		(11)		0
Accrued taxes	5		4		15
Other current liabilities	2		3		9
Estimated refund related to return on equity complaints	(113)		90		120
Other non-current assets and liabilities, net	(4)		(9)		14
Net cash provided by operating activities	608		687		556
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(755)		(750)		(701)
Contributions in aid of construction	21		11		17
Other	(10)		4		(16)
Net cash used in investing activities	(744)		(735)		(700)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt, net of discount	1,199		599		225
Borrowings under revolving credit agreements	1,065		1,042		2,832
Borrowings under term loan credit agreements	250		0		200
Net issuance (repayment) of commercial paper, net of discount	(148)		48		95
Retirement of long-term debt — including extinguishment of debt costs	(477)		(139)		(175)
Repayments of revolving credit agreements	(1,178)		(1,028)		(2,825)
Repayments of term loan credit agreements	(200)		(361)		0
Issuance of common stock	0		13		14
Dividends on common and restricted stock	0		(90)		(108)
Dividends to ITC Investment Holdings Inc.	(300)		(33)		0
Refundable deposits from generators for transmission network upgrades	16		33		13
Repayment of refundable deposits from generators for transmission network upgrades	(28)		(10)		(12)
Repurchase and retirement of common stock	0		(9)		(137)
Settlement of share-based awards associated with the Merger - including cost of accelerated share-based awards	0		(137)		0
Contributions from ITC Investment Holdings Inc. for the settlement of share-based awards associated with the Merger	0		137		0
Other	(5)		(23)		8
Net cash provided by financing activities	194		42		130
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	58		(6)		(14)
CASH AND CASH EQUIVALENTS — Beginning of period	8		14		28
CASH AND CASH EQUIVALENTS — End of period	$ 66		$ 8		$ 14

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Amount for the year ended December 31, 2017 includes income tax expense of $5 million related to the net revaluation of federal and state deferred tax assets and liabilities at ITC Holdings as a result of the TCJA.
[3]	.
[4]	During the fourth quarter of 2016, we recognized total income tax benefits of $27 million for excess tax deductions for the year ended December 31, 2016 as a result of adopting the new accounting guidance associated with share-based payments.